Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2060 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Sustainable Target Date 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Sustainable Target Date 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Sustainable Target Date 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Sustainable Target Date 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Target Date 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Target Date 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Sustainable Target Date 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2065 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Target Date 2040 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2040 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Sustainable Target Date 2040 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Sustainable Target Date 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Sustainable Target Date 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Sustainable Target Date 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Sustainable Target Date 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Sustainable Target Date 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Sustainable Target Date 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Sustainable Target Date 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Sustainable Target Date 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Sustainable Target Date 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2045 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Sustainable Target Date Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Sustainable Target Date Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Sustainable Target Date Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Sustainable Target Date 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Sustainable Target Date 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Sustainable Target Date 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Sustainable Target Date 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Sustainable Target Date 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Sustainable Target Date 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2070 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2050 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2050 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2050 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Sustainable Target Date 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Sustainable Target Date 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Sustainable Target Date 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Sustainable Target Date 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Target Date 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Sustainable Target Date 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2055 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2055 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Sustainable Target Date 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Sustainable Target Date 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Sustainable Target Date 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Sustainable Target Date 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable Target Date 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Sustainable Target Date 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Sustainable Target Date 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Sustainable Target Date Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Sustainable Target Date Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Sustainable Target Date Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Target Date 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Sustainable Target Date 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Sustainable Target Date 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable Target Date 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Target Date 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Sustainable Target Date 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Sustainable Target Date 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Fidelity Sustainable Target Date 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Target Date Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Sustainable Target Date 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Sustainable Target Date 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%